Share-Based Compensation (Details 3) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2012
E-House Plan and CRIC Plan
Additional disclosure
Compensation expense	$ 572,340	$ 6,000,438	$ 14,570,467
Transitional corporate service fees	1,857,996
E-House Plan | Restricted Shares
Summary of restricted share activity
Award vesting period	3 years
Unvested at the beginning of the period (in shares)	2,151,684
Granted (in shares)	1,439,000	1,303,000	1,273,000
Vested (in shares)	(860,301)
Forfeited (in shares)	(33,334)
Unvested at the end of the period (in shares)	2,697,049	2,151,684
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)	$ 7.77
Granted (in dollars per share)	$ 8.72
Vested (in dollars per share)	$ 7.08
Forfeited (in dollars per share)	$ 7.78
Unvested at the end of the period (in dollars per share)	$ 8.50	$ 7.77
Additional disclosure
Total fair value of restricted shares vested	6,094,602	5,612,379	9,127,103
Total unrecognized compensation expense	20,310,709
Weighted-average period over which cost is expected to be recognized	2 years 5 months 5 days
Compensation expense	6,174,583	5,668,460	9,348,941
E-House Plan | E-House Replacement Restricted Shares
Summary of restricted share activity
Number of replacement awards exchanged with replaced awards (in shares)			77,875	77,875
CRIC Plan | Restricted Shares
Summary of restricted share activity
Number of replacement awards exchanged with replaced awards (in shares)		87,500
Additional disclosure
Total fair value of restricted shares vested			130,000
Compensation expense			54,688
Leju Plan | Restricted Shares
Summary of restricted share activity
Unvested at the beginning of the period (in shares)	600,000
Granted (in shares)	1,095,400
Vested (in shares)	(220,000)
Forfeited (in shares)	(8,800)
Unvested at the end of the period (in shares)	1,526,600	600,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)	$ 2.21
Granted (in dollars per share)	$ 12.37
Vested (in dollars per share)	$ 2.21
Forfeited (in dollars per share)	$ 16.25
Unvested at the end of the period (in dollars per share)	$ 9.42	$ 2.21
Additional disclosure
Total fair value of restricted shares vested	486,200	0	0
Total unrecognized compensation expense	9,699,247
Weighted-average period over which cost is expected to be recognized	1 year 10 months 17 days
Compensation expense	$ 4,881,656	$ 20,855
Leju Plan | Leju Replacement Restricted Shares
Summary of restricted share activity
Number of replacement awards exchanged with replaced awards (in shares)	60,000	600,000
Weighted average grant-date fair value
Restricted Share (in dollars per share)	$ 2.21